Cost of Sales (Tables)	3 Months Ended
Mar. 31, 2023
Cost Of Sales Text Block [Abstract]
Schedule of Cost of Sales
(in thousands)	March 31, 2023	March 31, 2022

Inventory expensed	$971	$359
Royalties	106	54
Other expenses	229	165
Total	$1,306	$578